CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Total shareholders' equity attributable to shareholders of the Company CNY (¥)	Ordinary shares Class A Ordinary Shares CNY (¥) shares	Ordinary shares Class B Ordinary shares CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated deficit CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income CNY (¥)	Non-controlling interests CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at beginning at Dec. 31, 2022	¥ 2,497,925	¥ 236	¥ 37	¥ (232,835)	¥ 3,043,971	¥ (346,618)	¥ 29,027	¥ 4,107	¥ 109,943	¥ 2,607,868
Balance at beginning (in shares) at Dec. 31, 2022 | shares		73,065,987	12,000,000
Treasury stock, beginning balance (in shares) at Dec. 31, 2022 | shares				(4,222,667)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income	21,280					21,280			4,664	25,944
Statutory reserves						(4,828)	4,828
Repurchase of Class A ordinary shares	(125,618)			¥ (125,618)						(125,618)
Repurchase of Class A ordinary shares (in shares) | shares				(6,042,941)
Dividend to non-controlling interests shareholders									(4,464)	(4,464)
Share-based compensation expenses	36,321				36,321					36,321
Issuance of Class A ordinary shares from exercise of share options (see Note 19)	143	¥ 2			141					¥ 143
Issuance of Class A ordinary shares from exercise of share options (see Note 19) (in shares) | shares		622,057								622,000	622,000
Disposal of subsidiaries									6,992	¥ 6,992
Capital contribution from non-controlling interests									50	50
Foreign currency translation adjustment	14,078							14,078		14,078
Balance at ending at Dec. 31, 2023	2,444,129	¥ 238	¥ 37	¥ (358,453)	3,080,433	(330,166)	33,855	18,185	117,185	2,561,314
Balance at ending (in shares) at Dec. 31, 2023 | shares		73,688,044	12,000,000
Treasury stock, ending balance (in shares) at Dec. 31, 2023 | shares				(10,265,608)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income	(589,527)					(589,527)			2,345	(587,182)
Statutory reserves						(6,697)	6,697
Repurchase of Class A ordinary shares	(18,237)			¥ (18,237)						(18,237)
Repurchase of Class A ordinary shares (in shares) | shares				(1,972,851)
Dividend distribution	(43,573)				(43,573)					(43,573)
Share-based compensation expenses	32,655				32,655					32,655
Issuance of Class A ordinary shares from exercise of share options (see Note 19)	299	¥ 15			284					¥ 299
Issuance of Class A ordinary shares from exercise of share options (see Note 19) (in shares) | shares		4,209,925								1,287,000	1,287,000
Disposal of subsidiaries									79	¥ 79
Foreign currency translation adjustment	13,375							13,375		13,375
Balance at ending at Dec. 31, 2024	1,839,121	¥ 253	¥ 37	¥ (376,690)	3,069,799	(926,390)	40,552	31,560	119,609	1,958,730
Balance at ending (in shares) at Dec. 31, 2024 | shares		77,897,969	12,000,000
Treasury stock, ending balance (in shares) at Dec. 31, 2024 | shares				(12,238,459)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income	(242,301)					(242,301)			(4,604)	(246,905)	$ (35,307)
Statutory reserves						(5,896)	5,896
Repurchase of Class A ordinary shares	(15,254)			¥ (15,254)						(15,254)
Repurchase of Class A ordinary shares (in shares) | shares				(1,688,867)
Dividend distribution	(19,028)				(19,028)					(19,028)
Share-based compensation expenses	8,918				8,918					¥ 8,918
Issuance of Class A ordinary shares from exercise of share options (see Note 19) (in shares) | shares										1,119,000	1,119,000
Issuance of Class A ordinary shares from exercise of share options and vesting of RSUs (see Note 19)	79	¥ 4			75					¥ 79
Issuance of Class A ordinary shares from exercise of share options and vesting of RSUs (see Note 19) (in shares) | shares		1,118,839
Capital contribution from non-controlling interests									500	500
Foreign currency translation adjustment	(18,220)							(18,220)		(18,220)
Balance at ending at Dec. 31, 2025	¥ 1,553,315	¥ 257	¥ 37	¥ (391,944)	¥ 3,059,764	¥ (1,174,587)	¥ 46,448	¥ 13,340	¥ 115,505	¥ 1,668,820	$ 238,638
Balance at ending (in shares) at Dec. 31, 2025 | shares		79,016,808	12,000,000
Treasury stock, ending balance (in shares) at Dec. 31, 2025 | shares				(13,927,326)